Derivative financial instruments - Reconciliation of movements (Details) - Foreign exchange swaps/nondeliverable forwards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Opening balance	$ (10.2)	$ (68.1)
Fair value gain/(loss) (unrealized foreign exchange on open contracts)	10.4	8.1
Exchange differences	(3.5)	26.6
Cash flow on settlement	$ 3.3	23.2
Ending balance		$ (10.2)